Condensed financial information of the parent company - Statement of profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	€ 7,600	€ 7,184	€ 6,725
Other expenses	4,984	4,937	4,839
Total expenses	13,887	13,315	12,084
Interest and other financial income	7,568	9,685	7,741
Interest and other financial expenses	(6,653)	(8,993)	(7,726)
Result before taxation	11,791	7,772	6,037
Taxation	3,192	2,181	1,662
Net result	8,599	5,592	4,374
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	0	0	0
Other expenses	9	8	7
Total expenses	9	8	7
Interest and other financial income	2,650	2,497	2,003
Valuation results	0	0	0
Interest and other financial expenses	(2,506)	(2,217)	(1,828)
Net interest and other financial income	144	281	174
Result before taxation	135	273	167
Taxation	35	70	43
Net result	100	202	124
Result from (disposal of) group companies and participating interests after taxation	8,224	5,132	4,016
Net result	€ 8,324	€ 5,334	€ 4,140